PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99.3%
Issuer Shares Value ($)
Australia  10.0%
AGL Energy Ltd. 12,347 65,617
Aurizon Holdings Ltd. 23,896 67,800
Computershare Ltd. 7,096 81,368
Evolution Mining Ltd. 18,425 56,611
Fortescue Metals Group Ltd. 3,406 62,364
Newcrest Mining Ltd. 1,821 35,458
Rio Tinto Ltd. 760 74,534
Sonic Healthcare Ltd. 1,430 42,066
Telstra Corp. Ltd. 22,729 63,152
Total 548,970
Belgium  1.0%
Ageas SA/NV 1,043 55,111
Canada  5.4%
Atco Ltd. Class I 1,168 42,178
Barrick Gold Corp. 1,260 27,414
Canadian Tire Corp. Ltd. Class A 235 36,132
George Weston Ltd. 305 31,611
Magna International, Inc. 361 30,248
Manulife Financial Corp. 1,729 33,407
Open Text Corp. 972 50,455
Quebecor, Inc. Class B 1,684 44,031
Total 295,476
China  1.2%
BOC Hong Kong Holdings Ltd. 20,585 66,222
Denmark  1.9%
AP Moller - Maersk A/S Class A 27 72,182
Carlsberg A/S Class B 162 29,944
Total 102,126
France  2.6%
Arkema SA 310 39,425
Thales SA 526 55,200
Vinci SA 435 46,017
Total 140,642
Hong Kong  6.2%
AIA Group Ltd. 2,316 27,746
CLP Holdings Ltd. 5,057 52,189
HKT Trust & HKT Ltd. 43,226 58,738
Power Assets Holdings Ltd. 10,609 68,532
Sun Hung Kai Properties Ltd. 5,002 71,639
Swire Properties Ltd. 21,376 60,790
Total 339,634
Ireland  0.6%
CRH PLC 667 33,417
Italy  3.0%
Enel SpA 3,656 33,729
Prysmian SpA 1,069 38,307
Telecom Italia Spa-RSP 96,317 44,943
Terna - Rete Elettrica Nazionale 5,705 45,352
Total 162,331
Japan  48.3%
Asahi Group Holdings Ltd. 1,541 68,955
Astellas Pharma, Inc. 4,523 71,667
Bridgestone Corp. 1,692 74,001
Brother Industries Ltd. 3,827 77,237
Chiba Bank Ltd. (The) 8,988 51,021
Daiwa House Industry Co. Ltd. 2,784 84,852
ENEOS Holdings, Inc. 17,966 75,220
FUJIFILM Holdings Corp. 807 57,582
Hitachi Ltd. 802 45,730
Honda Motor Co. Ltd. 1,948 61,999
Hulic Co. Ltd. 6,228 70,537
Common Stocks (continued)
Issuer Shares Value ($)
ITOCHU Corp. 2,631 77,480
KDDI Corp. 1,444 43,840
Lawson, Inc. 1,775 88,790
Lixil Corp. 1,906 51,649
Marubeni Corp. 8,610 72,638
Medipal Holdings Corp. 3,644 68,298
Mitsubishi Chemical Holdings Corp. 9,136 76,218
Mitsubishi Corp. 2,562 71,479
Mitsubishi HC Capital, Inc. 10,611 57,623
Mitsubishi Heavy Industries Ltd. 2,178 62,393
Mitsui Fudosan Co. Ltd. 1,993 46,352
NEC Corp. 709 35,789
Nippon Telegraph & Telephone Corp. 2,065 52,730
Nomura Holdings, Inc. 14,064 70,237
Obayashi Corp. 8,119 65,914
Oji Holdings Corp. 5,016 28,748
ORIX Corp. 2,923 50,923
Resona Holdings, Inc. 18,213 68,222
Santen Pharmaceutical Co. Ltd. 3,964 53,491
SCSK Corp. 1,215 72,845
Sekisui House Ltd. 2,735 53,840
Shionogi & Co. Ltd. 1,167 61,163
Sompo Holdings, Inc. 1,186 48,953
Sumitomo Corp. 4,747 64,144
Sumitomo Metal Mining Co. Ltd. 1,370 55,150
Sumitomo Mitsui Financial Group, Inc. 1,747 58,817
Sumitomo Mitsui Trust Holdings, Inc. 1,349 44,200
Suntory Beverage & Food Ltd. 1,026 35,852
T&D Holdings, Inc. 5,947 75,753
TIS, Inc. 1,619 41,821
Tokyo Gas Co. Ltd. 1,676 31,733
Toyota Tsusho Corp. 1,738 81,397
Yamada Holdings Co. Ltd. 8,678 40,800
Total 2,648,083
Netherlands  3.6%
Koninklijke Ahold Delhaize NV 2,801 87,005
NN Group NV 1,482 73,686
Wolters Kluwer NV 330 37,597
Total 198,288
Portugal  0.6%
Galp Energia SGPS SA 3,618 35,283
Singapore  1.1%
DBS Group Holdings Ltd. 1,277 28,679
United Overseas Bank Ltd. 1,745 33,866
Total 62,545
Spain  3.2%
ACS Actividades de Construccion y
Servicios SA 1,840 48,350
Repsol SA 4,415 48,275
Telefonica SA 16,874 77,355
Total 173,980
Sweden  2.9%
Assa Abloy AB Class B 947 30,389
Lundin Energy AB 1,265 39,461
SKF AB Class B 2,038 54,194
Telefonaktiebolaget LM Ericsson Class B 3,157 36,277
Total 160,321
United Kingdom  6.4%
Aviva PLC 11,794 63,509
Berkeley Group Holdings PLC 810 54,564
Bunzl PLC 1,545 57,268
J Sainsbury PLC 12,954 51,024

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
July 31, 2021 (Unaudited)
2 |
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Vodafone Group PLC 25,009 40,397
Wm Morrison Supermarkets PLC 21,843 81,268
Total 348,030
United States  1.3%
Ferguson PLC 266 37,316
Schneider Electric SE 191 32,003
Total 69,319
Total Common Stocks
(Cost $4,979,850) 5,439,778
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(a)
20,626 20,626
Total Money Market Funds
(Cost $20,626) 20,626
Total Investments in Securities
(Cost $5,000,476) 5,460,404
Other Assets & Liabilities, Net 17,904
Net Assets 5,478,308
(a) The rate shown is the seven-day current annualized yield at July 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT271_10_L01_(09/21)
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